Information on market risk and fair value of financial assets and liabilities (telecom activities) - Translation risk - Tabular disclosure (Details) € in Millions, £ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 62,101
Net debt including derivatives	27,002
Net assets by currency	35,098
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	51,599
Net debt including derivatives	25,795
Net assets by currency	€ 25,804
Increase in euro interest rates (as a percent)	10.00%	10.00%
Assets excluding net debt, appreciation	€ (955)
Net debt by currency including derivatives, appreciation	(110)
Net assets by currency, appreciation	€ (845)
Decrease in euro interest rates (as a percent)	10.00%	10.00%
Assets excluding net debt, depreciation	€ 1,167
Net debt by currency including derivatives, depreciation	(134)
Net assets by currency, depreciation	1,033
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	232
Net debt including derivatives	(129)
Net assets by currency	360
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	68
Net debt including derivatives	3
Net assets by currency	65
Poland, Zlotych
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt attributable to owners of parent company | £		£ 1,386
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,591
Net debt including derivatives	856
Net assets by currency	2,735
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	732
Net debt including derivatives	118
Net assets by currency	614
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	547
Net debt including derivatives	15
Net assets by currency	532
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	1,012
Net debt including derivatives	465
Net assets by currency	547
Other currency | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	4,320
Net debt including derivatives	(121)
Net assets by currency	€ 4,441